November 1, 2001



VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

                  Re:      The Primary Income Funds, Inc.
                           File Nos. 33-29468 and 8110-5831
                           Rule 497(j) Certification

Ladies and Gentlemen:

         The undersigned officer of The Primary Income Funds, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

         1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 15 to Form N-1A Registration Statement filed by the Fund on October 29, 2001, which is the most recent amendment to such registration statement; and

         2. that the text of Post-Effective Amendment No. 15 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 29, 2001.

                                          Very truly yours,

                                          THE PRIMARY INCOME FUNDS, INC.


                                          By:  /s/ James R. Arnold
                                               -------------------------------
                                               James R. Arnold
                                               Secretary-Treasurer